17. Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share Tables
Schedule of anti-dilutive shares

The following shares were excluded from the calculation of diluted net income (loss) per share as they were anti-dilutive shares as of December 31, 2010, 2011 and 2012, respectively:

	Years ended December 31,
	2010	2011	2012
Stock options and warrants	567,487	592,312	440,075
Issuable shares from Convertible notes	52,631	-	-
Total anti-dilutive shares	620,118	592,312	440,075

Basic and diluted earnings (loss) per share

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted earnings (loss) per share and the weighted-average ordinary shares outstanding for the years ended December 31, 2010, 2011 and 2012:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2010	2011	2012	2012
Net loss	¥(17,323,421)	¥(18,830,869)	¥(4,509,616)	$(723,843)
Net loss from continuing operations	(17,386,892)	(24,440,221)	(4,509,616)	(723,843)
Gain from discontinued operations	63,471	5,609,352	-	-
Basic weighted-average ordinary shares outstanding	3,822,386	4,130,221	4,213,318	4,213,318
Effect of dilutive securities:
Stock options and warrants	9,417	-	-	-
Diluted weighted-average ordinary shares outstanding	3,831,803	4,130,221	4,213,318	4,213,318
Basic earnings (loss) per share	¥(4.53)	¥(4.56)	¥(1.07)	$(0.18)
- Continuing operations	(4.55)	(5.92)	(1.07)	(0.18)
- Discontinued operations	0.02	1.36	-	-
Diluted earnings (loss) per share	¥(4.53)	¥(4.56)	¥(1.07)	$(0.18)
- Continuing operations	(4.55)	(5.92)	(1.07)	(0.18)
- Discontinued operations	0.02	1.36	-	-